Alpine Ultra Short Tax Optimized Income Fund – Adviser Class
(the “Fund”)

A SERIES OF ALPINE INCOME TRUST

Supplement Dated August 3, 2010 to the
Prospectus dated February 27, 2010, as supplemented

The Fund’s Board of Trustees has determined to waive the Fund’s 0.50% sales charge for all Fund purchases of $250,000 or more effective September 1, 2010.  All references to the Fund’s 0.50% sales charge contained in the Fund’s Prospectus are superseded by the information contained in this Supplement.

In addition, the following additional information is added to the Prospectus:

There are several ways you can combine multiple purchases of Adviser Class shares to eliminate the 0.50% sales charge. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares in an amount of $250,000 or more, you must inform your financial intermediary if you are eligible for a right of accumulation or a letter of intent. Failure to notify your financial intermediary may result in not receiving the sales charge elimination to which you are otherwise entitled. Certain records, such as account statements, may be necessary in order to verify your eligibility to eliminate the 0.50% sales charge. If you hold fund shares in accounts at two or more financial intermediaries, please contact your financial intermediaries to determine which shares may be combined. For more information, see the SAI or contact your financial intermediary.

Right of Accumulation – The right of accumulation allows you to combine the current value of your holdings in Adviser Class shares of the Fund, based on the current offer price, with other qualifying shares that are owned by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account and with the dollar amount of your next purchase of Adviser Class shares, including any applicable sales charge, for purposes of determining whether the 0.50% sales charge applies. Qualifying shares may include shares held in accounts held at a financial intermediary. Adviser Class shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. The right of accumulation may be amended or terminated at any time.

Letter of Intent – If you plan to make an aggregate investment of $250,000 or more over a 13-month period, you may avoid paying a sales charge by entering into a non-binding letter of intent. The initial investment must meet the minimum initial investment requirement. Generally, purchases of Adviser Class shares of the Fund that are purchased during the 13-month period by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account are eligible for inclusion under the letter of intent. Qualifying shares may include shares held in accounts held at a financial intermediary. Adviser Class shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. During the term of the letter of intent, the Fund will hold shares in an escrow account for payment of the 0.50% sales load if $250,000 is not purchased within 13 months. If you do not purchase $250,000 of Adviser Class shares within the 13-month period, the Fund will redeem the 0.50% sales charge on the Adviser Class shares from the shares held in escrow. The letter of intent may be amended or terminated at any time.

You may cancel a letter of intent by notifying your financial intermediary in writing.  Complete liquidation of purchases made under a letter of intent prior to meeting the $250,000 investment amount, moreover, will result in the cancellation of the letter.

Reinstatement Privilege – The reinstatement privilege permits shareholders to purchase shares without a sales charge within 120 days of redeeming shares of an equal or greater amount.

Please retain this Supplement for future reference.

Alpine Ultra Short Tax Optimized Income Fund – Adviser Class
(the “Fund”)

A SERIES OF ALPINE INCOME TRUST

Supplement Dated August 3, 2010 to the
Statement of Additional Information dated February 27, 2010, as supplemented

The Fund’s Board of Trustees has determined to waive the Fund’s 0.50% sales charge for all Fund purchases of $250,000 or more effective September 1, 2010.  All references to the Fund’s 0.50% sales charge contained in the Fund’s Statement of Additional Information (“SAI”) are superseded by the information contained in this Supplement.

The following additional information is added to the SAI:

Certain investors of the Alpine Ultra Short Tax Optimized Income Fund may be eligible to combine multiple purchases of Adviser Class shares to eliminate the 0.50% sales charge. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares in an amount of $250,000 or more, you must inform your financial intermediary if you are eligible for a right of accumulation or a letter of intent. Failure to notify your financial intermediary may result in not receiving the sales charge elimination to which you are otherwise entitled. Certain records, such as account statements, may be necessary in order to verify your eligibility to eliminate the 0.50% sales charge. If you hold fund shares in accounts at two or more financial intermediaries, please contact your financial intermediaries to determine which shares may be combined. For more information, please contact your financial intermediary.

Right of Accumulation – The right of accumulation allows you to combine the current value of your holdings in Adviser Class shares of the Fund, based on the current offer price, with other qualifying shares that are owned by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account and with the dollar amount of your next purchase of Adviser Class shares, including any applicable sales charge, for purposes of determining whether the 0.50% sales charge applies. Qualifying shares may include shares held in accounts held at a financial intermediary. Adviser Class shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. The right of accumulation may be amended or terminated at any time.

Letter of Intent – If you plan to make an aggregate investment of $250,000 or more over a 13-month period, you may avoid paying a sales charge by entering into a non-binding letter of intent. The initial investment must meet the minimum initial investment requirement. Generally, purchases of Adviser Class shares of the Fund that are purchased during the 13-month period by you, your spouse, your children under the age of 21, or a trustee or fiduciary of a single trust estate or single fiduciary account are eligible for inclusion under the letter of intent. Qualifying shares may include shares held in accounts held at a financial intermediary. Adviser Class shares of the Fund in accounts held through 401(k) plans and similar multi-participant retirement plans, or those accounts which cannot be linked using tax identification numbers, social security numbers or broker identification numbers are not qualifying shares. During the term of the letter of intent, the Fund will hold shares in an escrow account for payment of the 0.50% sales load if $250,000 is not purchased within 13 months. If you do not purchase $250,000 of Adviser Class shares within the 13-month period, the Fund will redeem the 0.50% sales charge on the Adviser Class shares from the shares held in escrow. The letter of intent may be amended or terminated at any time.

You may cancel a letter of intent by notifying your financial intermediary in writing.  Complete liquidation of purchases made under a letter of intent prior to meeting the $250,000 investment amount, moreover, will result in the cancellation of the letter.

Reinstatement Privilege – The reinstatement privilege permits shareholders to purchase shares without a sales charge within 120 days of redeeming shares of an equal or greater amount.

Please retain this Supplement for future reference.